Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2023
Accrued expenses
Schedule of accrued expenses

	As of
In CHF thousands	June 30, 2023	December 31, 2022
Accrued expenses	8,818	9,417
Total accrued expenses	8,818	9,417